DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Tables
Convertible notes payable

A summary of debt as of March 31, 2015, is as follows:

Amount
Outstanding, December 31, 2014	$4,263,002
Borrowings	-
Repayments	(2,986,118)
Conversions to Series C Preferred Stock	(1,147,000)
Outstanding, March 31, 2015	$129,884

Amount
Outstanding, December 31, 2013	$2,596,667
Borrowings	-
Repayments	4,263,002)
Conversions to Common Stock	(1,936,667)
Outstanding, December 31, 2014	$4,263,002